Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Accounts Receivable (Details) (10-K) - USD ($)
	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Accounts receivable-trade			$ 347,000
Less: allowance for doubtful accounts			(3,000)
Accounts receivable, net			$ 344,000